Patents (Details) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Indefinite-lived Intangible Assets [Line Items]
Patents, net	$ 575,686	$ 628,776	$ 699,563
Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
Patents	880,000	880,000	880,000
Less accumulated armortization	(304,000)	(251,000)	180,000
Patents, net	$ 576,000	$ 629,000	$ 700,000